Property, plant and equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Cost	$ 279	$ 288
Accumulated Depreciation	177	176
Net book value	102	112
Office Equipment [Member]
Cost	54	55
Accumulated Depreciation	10	8
Net book value	44	47
Computer Equipment [Member]
Cost	144	149
Accumulated Depreciation	128	130
Net book value	16	19
Field Equipment [Member]
Cost	37	39
Accumulated Depreciation	32	33
Net book value	5	6
Building [Member]
Cost	44	45
Accumulated Depreciation	7	5
Net book value	$ 37	$ 40